UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2008
Date of reporting period: 10/01/2007 – 12/31/2007
Item 1 – Schedule of Investments

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2007 (Unaudited)					(in Thousands)

	Face
	Amount	Municipal Bonds			Value

Connecticut - 88.8%	$ 8,770	ABN AMRO MuniTops Certificates Trust, Connecticut State Health and Educational Facilities Authority, Revenue
		Refunding Bonds (Trinity College), VRDN, Series 2007-25, 3.48% due 7/01/2015 (d)(e)(f)(g)			$ 8,770

	6,355	Bridgeport, Connecticut, GO, Refunding, FLOATS, VRDN, Series 936, 3.45% due 9/15/2023 (c)(d)(f)			6,355

	2,100	Connecticut State Development Authority, IDR (Cheshire CPL LLC), VRDN, AMT, 3.52% due 12/01/2022 (d)			2,100

	1,300	Connecticut State Development Authority, IDR (Reflexite Corporation Project), VRDN, Series A, 3.52% due
		8/01/2013 (d)			1,300

	1,415	Connecticut State Development Authority, IDR (Reflexite Corporation Project), VRDN, Series B, 3.52% due
		8/01/2013 (d)			1,415

	5,500	Connecticut State Development Authority, IDR, Revenue Refunding Bonds (The Energy Network), VRDN, AMT,
		3.55% due 9/01/2025 (d)			5,500

	10,300	Connecticut State Development Authority Revenue Bonds (Solid Waste Project - Rand-Whitney Container Board),
		VRDN, AMT, 3.51% due 8/01/2023 (d)			10,300

	1,250	Connecticut State Development Authority, Water Facilities Revenue Refunding Bonds (Connecticut Water
		Company Project), VRDN, AMT, Series A, 3.52% due 7/01/2028 (d)			1,250

	1,150	Connecticut State Development Authority, Water Facilities Revenue Refunding Bonds (Connecticut Water
		Company Project), VRDN, Series A, 3.47% due 9/01/2028 (d)			1,150

	15,000	Connecticut State, GO, FLOATS, VRDN, Series 1518, 3.48% due 11/01/2026 (d)(f)			15,000

	10,815	Connecticut State, GO, PUTTERS, VRDN, Series 291, 3.44% due 11/15/2013 (d)(f)			10,815

	6,585	Connecticut State, GO, PUTTERS, VRDN, Series 320, 3.44% due 11/15/2020 (d)(f)			6,585

	11,580	Connecticut State, GO, PUTTERS, VRDN, Series 2111, 3.44% due 12/15/2016 (d)(f)			11,580

	15,230	Connecticut State, GO, ROCS, VRDN, Series II-R-6076, 3.53% due 11/15/2022 (b)(d)(f)			15,230

	4,000	Connecticut State, GO, ROCS, VRDN, Series II-R-10174, 3.48% due 11/15/2011 (d)(f)			4,000

	4,540	Connecticut State, GO, ROCS, VRDN, Series II-R-10274, 3.47% due 11/15/2011 (d)(f)			4,540

	2,705	Connecticut State, GO, Refunding, FLOATS, VRDN, Series 75, 3.52% due 6/01/2020 (a)(d)(f)			2,705

	7,795	Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), Series D, 3.54% due 11/15/2024			7,795

	14,405	Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN, AMT, Series A-2, 3.44%
		due 5/15/2036 (a)(d)			14,405

Portfolio Abbreviations

To simplify the listings of CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of
Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)		M/F	Multi-Family
BAN	Bond Anticipation Notes		PUTTERS	Puttable Tax-Exempt Receipts
CP	Commercial Paper		ROCS	Reset Option Certificates
FLOATS	Floating Rate Securities		TOCS	Tender Option Certificates
GO	General Obligation Bonds		TRAN	Tax Revenue Anticipation Notes
HFA	Housing Finance Agency		VRDN	Variable Rate Demand Notes
IDR	Industrial Development Revenue Bonds

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 8,500	Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN, AMT, Sub-Series A-4,
	3.44% due 5/15/2035 (a)(d)	$ 8,500

7,100	Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN, AMT, Sub-Series B-3,
	3.44% due 5/15/2033 (a)(d)	7,100

7,500	Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN, AMT, Sub-Series B-5,
	3.44% due 11/15/2038 (c)(d)	7,500

5,700	Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN, AMT, Sub-Series E-5,
	3.48% due 11/15/2035 (a)(d)	5,700

7,500	Connecticut State, HFA, Revenue Refunding Bonds (Housing Mortgage Finance Program), VRDN, AMT,
	Sub-Series A-3, 3.44% due 5/15/2032 (a)(d)	7,500

11,500	Connecticut State, HFA, Revenue Refunding Bonds (Housing Mortgage Finance Program), VRDN, AMT,
	Sub-Series B-4, 3.46% due 5/15/2032 (a)(d)	11,500

5,000	Connecticut State Health and Educational Facilities Authority (Yale University), CP, 3.42% due 2/11/2008	5,000

5,000	Connecticut State Health and Educational Facilities Authority (Yale University), CP, 3.40% due 3/11/2008	5,000

3,195	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Avon Old Farms School Inc.),
	VRDN, Series A, 3.45% due 7/01/2034 (d)	3,195

3,990	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Central Connecticut Coast YMCA),
	VRDN, Series A, 3.39% due 7/01/2033 (d)	3,990

1,135	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Charlotte Hungerford), VRDN,
	Series C, 3.45% due 7/01/2013 (d)	1,135

9,700	Connecticut State Health and Educational Facilities Authority Revenue Bonds, FLOATS, VRDN, Series 891,
	3.53% due 7/01/2023 (b)(d)(f)	9,700

4,900	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Greater Hartford YMCA), VRDN,
	Series A, 3.45% due 7/01/2032 (a)(d)	4,900

4,030	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Greenwich Adult Day Care),
	VRDN, Series A, 3.46% due 7/01/2036 (d)	4,030

5,165	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Greenwich Boys and Girls Club),
	VRDN, Series A, 3.47% due 7/01/2033 (d)	5,165

7,165	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Greenwich Family YMCA), VRDN,
	Series A, 3.46% due 7/01/2035 (d)	7,165

5,000	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Hartford Hospital), VRDN,
	Series B, 3.45% due 7/01/2030 (d)	5,000

11,370	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Health Care Capital Asset), VRDN,
	Series A-1, 3.45% due 7/01/2031 (d)	11,370

10,365	Connecticut State Health and Educational Facilities Authority Revenue Bonds (King & Low-Heywood Thomas
	School), VRDN, Series A, 3.47% due 7/01/2033 (d)	10,365

5,035	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Klingberg Family Center), VRDN,
	Series A, 3.45% due 7/01/2032 (d)	5,035

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 1,410	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Middlesex Hospital), VRDN, Series
	J, 3.45% due 7/01/2026 (d)	$ 1,410

15,000	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Quinnipiac University), VRDN,
	Series J, 3.75% due 7/01/2037 (d)(e)	15,000

18,590	Connecticut State Health and Educational Facilities Authority Revenue Bonds, ROCS, VRDN, Series II-R-9177,
	3.48% due 7/01/2016 (d)(f)	18,590

6,340	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Rectory School), VRDN,
	Series A, 3.47% due 7/01/2030 (d)	6,340

2,450	Connecticut State Health and Educational Facilities Authority Revenue Bonds (The Whitby School), VRDN, Series
	A, 3.37% due 7/01/2021 (d)	2,450

7,090	Connecticut State Health and Educational Facilities Authority Revenue Bonds (University of New Haven), VRDN,
	AMT, Series E, 3.42% due 7/01/2035 (d)	7,090

8,500	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), VRDN,
	Series T-2, 3.26% due 7/01/2029 (d)	8,500

42,200	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), VRDN,
	Series U, 3.26% due 7/01/2033 (d)	42,200

3,000	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), VRDN,
	Series U-2, 3.30% due 7/01/2033 (d)	3,000

4,600	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), VRDN,
	Series V-1, 3.17% due 7/01/2036 (d)	4,600

5,000	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), VRDN,
	Series V-2, 3.17% due 7/01/2036 (d)	5,000

12,000	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), VRDN,
	Series X-3, 3.25% due 7/01/2037 (d)	12,000

4,600	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), VRDN,
	Series Y-3, 3.17% due 7/01/2035 (d)	4,600

1,120	Connecticut State Health and Educational Facilities Authority, Revenue Refunding Bonds (Ascension Health Credit
	Group), VRDN, Series B, 3.41% due 11/15/2029 (d)	1,120

5,765	Connecticut State Health and Educational Facilities Authority, Revenue Refunding Bonds (Eagle Hill School),
	VRDN, Series A, 3.46% due 7/01/2035 (d)	5,765

12,025	Connecticut State Health and Educational Facilities Authority, Revenue Refunding Bonds (Gaylord Hospital Inc.),
	VRDN, Series B, 3.46% due 7/01/2037 (d)	12,025

2,200	Connecticut State Health and Educational Facilities Authority, Revenue Refunding Bonds (Kent School
	Corporation), VRDN, Series C, 3.50% due 7/01/2030 (d)(e)	2,200

4,855	Connecticut State Health and Educational Facilities Authority, Revenue Refunding Bonds (Kingswood-Oxford
	School), VRDN, Series B, 3.37% due 7/01/2030 (d)	4,855

3,100	Connecticut State Revenue Bonds, PUTTERS, VRDN, Series 1410, 3.44% due 7/01/2014 (d)(f)	3,100

2,500	Connecticut State Revenue Bonds, VRDN, Series A, 3.45% due 2/15/2021 (d)	2,500

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
Amount		Municipal Bonds	Value

$ 8,205		Connecticut State, Special Tax Obligation, Revenue Refunding Bonds (Transportation Infrastructure), VRDN,
		Second Lien, Series 1, 3.55% due 2/01/2022 (a)(d)	$ 8,205

	4,500	Connecticut State, Special Tax Obligation, Revenue Refunding Bonds (Transportation Infrastructure), VRDN,
		Second Lien, Series 2, 3.55% due 2/01/2022 (a)(d)	4,500

	9,000	Darien, Connecticut, GO, BAN, 4.25% due 1/22/2008	9,003

	8,925	Groton Township, Connecticut, GO, BAN, Lot A, 3.75% due 10/29/2008	8,952

	10,185	Guilford, Connecticut, GO, BAN, 3.875% due 9/23/2008	10,212

	14,145	Hartford, Connecticut, Redevelopment Agency, M/F Mortgage Revenue Refunding Bonds (Underwood Tower
		Project), VRDN, 3.45% due 6/01/2020 (c)(d)	14,145

	18,285	Lehman Municipal Trust Receipts, Connecticut State Health and Educational Facilities Authority Revenue Bonds
		(Yale University), VRDN, Series P108W, 3.54% due 7/27/2035 (d)(f)	18,285

	13,370	Lehman Municipal Trust Receipts, Connecticut State Housing, FLOATS, VRDN, Series 2006-P37U, 3.59% due
		11/15/2036 (d)(f)	13,370

	6,270	Manchester, Connecticut, GO, Refunding, Temporary Notes, 4% due 7/02/2008	6,279

	3,500	Milford, Connecticut, GO, BAN, 3.60% due 5/02/2008	3,503

	13,985	Municipal Securities Trust Certificates Revenue Bonds, AMT, Series 2001-128, Class A,
		3.50% due 3/30/2015 (b)(f)	13,985

	7,400	New Britain, Connecticut, GO, VRDN, 3.44% due 4/01/2013 (a)(d)	7,400

	2,195	New Canaan, Connecticut, Housing Authority Revenue Bonds (Village at Waveny Care Center), VRDN, 3.44% due
		1/01/2022 (d)	2,195

	7,005	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, ROCS, VRDN,
		Series II-R-12184, 3.54% due 8/01/2013 (d)(e)(f)	7,005

	6,000	Trumball, Connecticut, GO, BAN, 4% due 9/10/2008	6,013

Puerto Rico - 10.2%	3,500	Puerto Rico Commonwealth, Aqueduct and Sewer Authority Revenue Bonds, ROCS, VRDN,
		Series II-R-10001CE, 3.50% due 12/27/2008 (d)(f)	3,500

	7,190	Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Bonds, FLOATS, VRDN,
		Series 771, 3.46% due 7/01/2036 (d)(e)(f)	7,190

	4,500	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds, ROCS,
		VRDN, Series II-R-789CE, 3.47% due 8/30/2009 (d)(f)	4,500

	11,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation Refunding Bonds, TOCS,
		Series 2, 3.43% due 10/01/2023 (d)(f)	11,000

	2,000	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, VRDN, Series A-2, 3.40% due 7/01/2029 (c)(d)	2,000

	8,000	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, VRDN, Series C, 5% due 7/01/2008 (c)(d)	8,074

	15,000	Puerto Rico Commonwealth, TRAN, 4.25% due 7/30/2008	15,072

	2,400	Puerto Rico Electric Power Authority, Power Revenue Bonds, PUTTERS, VRDN, Series 164, 3.52% due
		7/01/2010 (c)(d)(f)	2,400

	3,500	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, PUTTERS, VRDN, Series 1830, 3.52%
		due 1/01/2015 (c)(d)(f)	3,500

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

	$ 1,350	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, ROCS, VRDN, Series II-R-110048CE,
		3.47% due 7/01/2017 (d)(f)	$ 1,350

	1,200	Puerto Rico Municipal Finance Agency Revenue Bonds, FLOATS, VRDN, Series 805, 3.46% due
		8/01/2027 (c)(d)(f)	1,200

	3,700	Puerto Rico Public Finance Corporation Revenue Bonds, PUTTERS, VRDN, Series 363, 3.52% due
		12/01/2019 (a)(d)(f)	3,700

		Total Investments (Cost - $618,528*) - 99.0%	618,528
		Other Assets Less Liabilities - 1.0%	6,167

		Net Assets - 100.0%	$ 624,695

*	Cost for federal income tax purposes.

(a)	AMBAC Insured.

(b)	FGIC Insured.

(c)	FSA Insured.

(d)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(e)	MBIA Insured.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(g)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

By:	Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: February 21, 2008

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

By:	Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: February 21, 2008